Consolidated Statements of Equity (Parenthetical) shares in Millions, $ in Millions	Jan. 01, 2016 USD ($)
Accounting Standards Update 2016-09 [Member] | Retained Earnings [Member]
Cumulative effect of the adoption of new accounting standard	$ 13